Schedule of Investments
Invesco Senior Loan ETF (BKLN)
May 31, 2026
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests-93.14%(a)(b)
Aerospace & Defense-4.16%
Arxis
Delayed Draw Term Loan(c)	0.00%	02/26/2032	$1,695	$1,700,731
Term Loan (3 mo. SOFR + 2.75%)	5.95%	02/26/2032	14,621	14,667,790
KKR Apple Bidco LLC, Term Loan B (1 mo. SOFR + 2.50%)	6.12%	09/23/2031	63,509	63,692,472
Peraton Corp., First Lien Term Loan B (3 mo. SOFR + 3.85%)	7.51%	02/01/2028	111,859	99,814,418
TransDigm, Inc.
Term Loan J (1 mo. SOFR + 2.50%)	6.12%	02/28/2031	31,108	31,222,925
Term Loan K (1 mo. SOFR + 2.25%)	5.87%	03/22/2030	86,208	86,499,008
				297,597,344
Automotive-3.55%
Belron Group S.A., Term Loan B (United Kingdom) (3 mo. SOFR + 2.00%)	5.66%	10/16/2031	88,548	88,871,675
Clarios (Global L.P. & US Fin Com, Inc. / Panther / POWSOL), Term Loan B (1 mo. SOFR + 2.50%)	6.10%	01/28/2032	52,529	52,666,404
Mavis Tire Express Services Topco Corp., Term Loan B (6 mo. SOFR + 3.00%)	6.67%	05/04/2028	73,955	74,036,677
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL), Term Loan (1 mo. SOFR + 2.50%)	6.12%	05/06/2030	38,377	38,503,227
				254,077,983
Beverage & Tobacco-2.15%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. SOFR + 2.50%)	6.15%	07/31/2028	101,929	102,154,706
Primo Brands Corp., Term Loan B (3 mo. SOFR + 2.75%)	6.45%	03/30/2031	51,000	51,388,365
				153,543,071
Brokers, Dealers & Investment Houses-2.03%
Ascensus Group Holdings, Inc., Term Loan B (1 mo. SOFR + 3.00%)	6.62%	11/24/2032	57,830	57,454,195
Creative Planning (CPI Holdco B LLC), Incremental Term Loan (1 mo. SOFR + 2.00%)	5.62%	05/17/2031	78,304	78,304,081
Janus Henderson Group PLC, Term Loan B(d)	-	03/25/2033	9,501	9,550,450
				145,308,726
Building & Development-3.23%
Chariot Buyer LLC, Term Loan B (1 mo. SOFR + 2.75%)	6.37%	09/08/2032	69,259	69,428,502
Quikrete Holdings, Inc., Term Loan B (1 mo. SOFR + 2.25%)	5.87%	02/10/2032	78,408	78,527,593
White Cap Buyer LLC, Term Loan B (1 mo. SOFR + 3.25%)	6.87%	10/19/2029	83,901	83,501,095
				231,457,190
Business Equipment & Services-5.23%
AlixPartners LLP, Term Loan B (1 mo. SOFR + 2.00%)	5.62%	08/12/2032	30,927	30,924,794
Allied Universal Holdco LLC, Term Loan B (1 mo. SOFR + 3.25%)	6.87%	08/20/2032	70,622	70,961,347
Asurion LLC, Second Lien Term Loan B-4 (1 mo. SOFR + 5.36%)	9.03%	01/20/2029	2,107	2,111,569
Cloud Software Group, Inc.
Term Loan B (3 mo. SOFR + 3.25%)	6.95%	08/09/2032	60,803	57,053,985
Term Loan B-2 (3 mo. SOFR + 3.25%)	6.95%	03/21/2031	52,262	49,256,987
Corpay Technologies Operating Co. LLC
Term Loan B (1 mo. SOFR + 1.75%)	5.35%	11/05/2032	30,713	30,767,988
Term Loan B (1 mo. SOFR + 1.75%)	5.40%	11/05/2032	11,612	11,634,422
Mitchell International, Inc., Term Loan (1 mo. SOFR + 3.00%)	6.62%	06/17/2031	58,888	58,248,586
Solera (Polaris Newco LLC), First Lien Term Loan (3 mo. SOFR + 4.26%)	7.93%	06/02/2028	70,210	63,108,506
				374,068,184
Cable & Satellite Television-0.95%
Altice-France (SFR-Numericable, YPSO), Term Loan B (France) (3 mo. SOFR + 6.88%)	10.55%	05/31/2031	25,793	26,220,382
CSC Holdings LLC, Term Loan (3 mo. PRIME + 1.50%)	8.25%	04/15/2027	54,180	41,887,649
				68,108,031
Chemicals & Plastics-1.57%
Nouryon Finance B.V., Term Loan B-1 (6 mo. SOFR + 3.25%)	6.94%	04/03/2028	58,269	58,396,561
Univar, Inc., Term Loan B (1 mo. SOFR + 2.75%)	6.37%	08/01/2030	54,152	54,111,847
				112,508,408
Clothing & Textiles-1.05%
ABG Intermediate Holdings 2 LLC, Term Loan B (1 mo. SOFR + 2.25%)	5.87%	12/21/2028	74,985	75,142,235
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Containers & Glass Products-1.47%
Flex Acquisition Co., Inc., Term Loan B (1 mo. SOFR + 3.25%)	6.87%	04/01/2032	$50,472	$47,825,432
Sword Purchaser LLC, Term Loan B (1 mo. SOFR + 4.00%)	7.62%	04/09/2033	58,588	57,240,650
				105,066,082
Cosmetics & Toiletries-0.76%
Bausch and Lomb, Inc., Term Loan B (1 mo. SOFR + 3.75%)	7.37%	01/30/2031	54,383	54,681,781
Drugs-0.79%
Valeant Pharmaceuticals International, Inc., Term Loan B (Canada) (1 mo. SOFR + 6.25%)	9.87%	10/08/2030	58,598	56,709,317
Electronics & Electrical-15.77%
Applied Systems, Inc., First Lien Term Loan (3 mo. SOFR + 2.25%)	5.95%	02/24/2031	54,140	53,729,523
Boxer Parent Co., Inc., Term Loan (3 mo. SOFR + 3.00%)	6.67%	07/30/2031	84,268	79,178,314
Central Parent LLC, Term Loan (3 mo. SOFR + 3.25%)	6.95%	07/06/2029	76,670	39,101,624
CoreLogic, Inc., First Lien Term Loan (1 mo. SOFR + 3.61%)	7.24%	06/02/2028	64,294	63,812,268
Dayforce, Inc., Term Loan B (3 mo. SOFR + 3.00%)	6.66%	02/04/2033	109,491	104,501,445
Epicor Software Corp., Term Loan B (1 mo. SOFR + 2.50%)	6.12%	05/30/2031	63,237	62,493,708
Finastra USA, Inc., Term Loan B (United Kingdom) (3 mo. SOFR + 4.00%)	7.67%	07/30/2032	57,770	54,032,785
Kaseya, Inc., Term Loan B (3 mo. SOFR + 3.25%)	6.91%	03/20/2032	67,693	59,061,834
McAfee LLC, Term Loan B (1 mo. SOFR + 3.00%)	6.62%	03/01/2029	101,866	92,807,203
Project Alpha Intermediate Holding, Inc., Term Loan B (3 mo. SOFR + 3.25%)	6.95%	10/28/2030	69,375	50,586,350
Proofpoint, Inc., Term Loan (3 mo. SOFR + 3.00%)	6.70%	08/31/2028	100,237	98,031,907
RealPage, Inc., First Lien Term Loan (3 mo. SOFR + 3.26%)	6.96%	04/24/2028	63,622	61,673,849
Rocket Software, Inc., Term Loan B (1 mo. SOFR + 3.75%)	7.37%	11/28/2028	56,973	55,581,348
SS&C Technologies Holdings, Inc., Term Loan B-8 (1 mo. SOFR + 2.00%)	5.62%	05/09/2031	76,970	76,984,497
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. SOFR + 2.25%)	5.91%	02/10/2031	124,121	120,123,372
Veeam Software (VS Buyer LLC), Term Loan B (3 mo. SOFR + 2.25%)	5.91%	04/12/2031	58,121	56,565,872
				1,128,265,899
Financial Intermediaries-9.01%
Advisor Group, Inc., Term Loan B (3 mo. SOFR + 2.50%)	6.20%	08/02/2032	60,170	60,069,450
Apex Group Treasury Ltd., Term Loan B (3 mo. SOFR + 3.50%)	7.15%	02/27/2032	71,399	66,972,427
Broadstreet Partners, Inc., Term Loan B (1 mo. SOFR + 2.50%)	6.12%	06/13/2031	91,878	90,817,741
Citadel Securities L.P., Term Loan B (3 mo. SOFR + 2.00%)	5.70%	10/31/2031	80,344	80,516,921
Focus Financial Partners LLC, Term Loan B-8 (1 mo. SOFR + 2.50%)	6.12%	09/15/2031	87,248	85,959,126
Grant Thornton Advisors LLC, Term Loan B (1 mo. SOFR + 2.75%)	6.37%	06/02/2031	73,015	70,401,036
Hudson River Trading LLC, Term Loan B (1 mo. SOFR + 2.50%)	6.10%	03/18/2030	77,928	77,911,107
Jane Street Group LLC, Term Loan B (3 mo. SOFR + 2.00%)	5.67%	12/31/2031	83,427	83,064,947
Nexus Buyer LLC, Term Loan B (1 mo. SOFR + 3.50%)	7.12%	07/31/2031	29,197	28,768,215
				644,480,970
Food Products-0.77%
Froneri, Term Loan B (Luxembourg) (6 mo. SOFR + 2.25%)	5.88%	09/30/2031	55,180	54,906,565
Food Service-3.89%
BCPE Empire Holdings, Inc. (ImperialDade)
Term Loan (1 mo. SOFR + 3.50%)	7.12%	12/29/2032	25,854	25,773,309
Term Loan B (1 mo. SOFR + 3.25%)	6.87%	12/11/2030	53,632	53,390,288
IRB Holding Corp., Term Loan B (1 mo. SOFR + 2.50%)	6.11%	12/15/2030	81,932	82,211,778
New Red Finance, Inc., Term Loan B-6 (1 mo. SOFR + 1.75%)	5.37%	09/20/2030	61,876	62,069,765
Whatabrands LLC, Term Loan B (1 mo. SOFR + 2.50%)	6.12%	08/03/2028	54,708	54,854,063
				278,299,203
Forest Products-1.01%
Proampac PG Borrower LLC, Term Loan B (3 mo. SOFR + 4.00%)	7.66%	03/07/2033	73,859	72,504,981
Health Care-12.11%
Ascend Learning LLC, Term Loan B (1 mo. SOFR + 3.00%)	6.62%	12/11/2028	29,601	29,253,639
athenahealth Group, Inc., Term Loan (3 mo. SOFR + 3.25%)	6.86%	02/15/2032	114,786	116,073,322
Ensemble Health Partners, Term Loan B (3 mo. SOFR + 3.00%)	6.66%	01/31/2033	86,500	86,458,912
Gainwell Acquisition Corp., First Lien Term Loan B (3 mo. SOFR + 4.10%)	7.80%	10/01/2027	78,463	77,247,165
Global Medical Response, Inc., Term Loan B (1 mo. SOFR + 3.25%)	6.85%	10/01/2032	53,342	53,646,783
Hologic, Inc., Term Loan B (3 mo. SOFR + 2.25%)	5.92%	04/07/2033	134,565	133,369,979
Medline Borrower L.P, Term Loan, 10/23/30(d)	-	10/23/2030	6,791	23,892,072
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan B (1 mo. SOFR + 1.50%)	5.11%	05/16/2033	814	814,267
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care-(continued)
Opal Holdco 4 SAS, Term Loan (France) (3 mo. SOFR + 3.00%)	6.70%	04/28/2032	$69,151	$69,287,059
PAREXEL International Corp., Term Loan B (1 mo. SOFR + 2.50%)	6.12%	12/09/2031	82,158	82,389,514
R1 RCM, Inc.
Delayed Draw Term Loan B(c)	0.00%	11/19/2031	3,617	3,599,762
Term Loan B (1 mo. SOFR + 3.00%)	6.62%	11/19/2031	50,129	49,892,700
Southern Veterinary Partners LLC, Term Loan B (3 mo. SOFR + 2.50%)	6.16%	12/04/2031	58,517	58,646,440
Syneos Health, Inc., Term Loan (3 mo. SOFR + 4.00%)	7.70%	09/27/2030	6,458	6,477,923
Verscend Holding Corp., Term Loan B (1 mo. SOFR + 2.75%)	6.40%	05/01/2031	80,291	75,507,059
				866,556,596
Home Furnishings-0.83%
Hunter Douglas Holding B.V., Term Loan B-1 (Netherlands) (3 mo. SOFR + 3.00%)	6.70%	01/17/2032	58,982	59,050,085
Industrial Equipment-1.15%
TKE Thyssenkrupp Elevators (Vertical Midco), Term Loan B (Germany) (6 mo. SOFR + 2.75%)	6.38%	04/30/2030	81,174	81,948,035
Insurance-7.53%
Acrisure LLC, Term Loan B (1 mo. SOFR + 3.00%)	6.62%	11/06/2030	72,469	68,981,904
Alera Group, Inc., Term Loan B (1 mo. SOFR + 2.75%)	6.37%	05/30/2032	60,502	58,535,838
Alliant Holdings Intermediate LLC, Term Loan B (1 mo. SOFR + 2.50%)	6.12%	09/19/2031	78,336	78,148,432
AmWINS Group LLC, Term Loan B (1 mo. SOFR + 2.00%)	5.62%	01/30/2032	87,719	87,622,448
HUB International Ltd., Term Loan B (3 mo. SOFR + 2.25%)	5.92%	06/20/2030	74,749	74,999,421
Hyperion Insurance Group Ltd., Term Loan B (United Kingdom) (1 mo. SOFR + 2.75%)	6.37%	02/15/2031	62,857	60,224,408
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. SOFR + 2.50%)	6.12%	07/31/2031	110,408	110,445,735
				538,958,186
Leisure Goods, Activities & Movies-2.60%
Nord Anglia Education, Term Loan B (3 mo. SOFR + 2.25%)	5.92%	01/09/2032	8,771	8,746,558
Oak-Eagle AcquireCo, Inc. (Electronic Arts, Inc; EA), Term Loan B(d)	-	03/23/2033	22,187	22,284,731
UFC Holdings LLC, (Zuffa), Term Loan B (1 mo. SOFR + 1.75%)	5.41%	11/21/2031	93,664	93,837,487
William Morris Endeavor Entertainment LLC, Term Loan C (1 mo. SOFR + 2.75%)	6.37%	01/27/2032	61,058	61,401,848
				186,270,624
Lodging & Casinos-3.57%
Caesars Entertainment, Inc., Term Loan (1 mo. SOFR + 2.25%)	5.87%	02/06/2031	53,297	51,664,715
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. SOFR + 3.25%)	6.87%	01/27/2029	67,227	67,094,828
Flutter Financing B.V. (Stars Group), Term Loan B (3 mo. SOFR + 1.75%)	5.45%	11/30/2030	74,948	74,510,452
Hilton Worldwide Finance LLC, Term Loan B-4 (1 mo. SOFR + 1.75%)	5.33%	11/08/2030	62,135	62,514,414
				255,784,409
Oil & Gas-0.82%
Colonial Pipeline, Term Loan B (1 mo. SOFR + 1.75%)	5.43%	07/30/2032	58,939	58,967,297
Publishing-1.74%
Micro Holding L.P., First Lien Incremental Term Loan (1 mo. SOFR + 4.25%)	7.87%	05/03/2028	58,669	56,950,145
Nielsen Finance LLC, Term Loan B (3 mo. SOFR + 5.10%)	8.77%	01/28/2033	68,128	67,484,174
				124,434,319
Radio & Television-0.56%
Discovery Global Holdings, Inc. (Warner Bros. Discovery), Term Loan B(d)	-	06/30/2033	39,992	40,110,894
Rail Industries-0.69%
Genesee & Wyoming, Inc., Term Loan (3 mo. SOFR + 1.75%)	5.45%	04/10/2031	49,667	49,660,121
Retailers (except Food & Drug)-2.12%
Bass Pro Group LLC, Term Loan B (1 mo. SOFR + 3.25%)	6.87%	01/23/2032	95,983	96,608,178
Harbor Freight Tools USA, Inc., Term Loan B (1 mo. SOFR + 2.25%)	5.87%	06/11/2031	55,034	54,986,137
				151,594,315
Telecommunications-1.05%
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. SOFR + 2.50%)	6.12%	01/30/2032	76,550	73,842,401
Radiate Holdco LLC, Term Loan(d)	-	09/25/2029	1,000	907,500
Zayo Group Holdings, Inc., Term Loan 0.50% PIK Rate, 6.74% Cash Rate (1 mo. SOFR + 3.00%)(e)	0.50%	03/11/2030	1	1,234
				74,751,135
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utilities-0.98%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. SOFR + 2.00%)	5.65%	01/27/2031	$69,968	$70,099,261
Total Variable Rate Senior Loan Interests (Cost $6,739,576,208)				6,664,911,247
U.S. Dollar Denominated Bonds & Notes-3.79%
Aerospace & Defense-0.42%
Neptune Bidco US, Inc.(f)	10.38%	05/15/2031	5,000	5,228,099
TransDigm, Inc.(f)	6.75%	08/15/2028	8,000	8,108,752
TransDigm, Inc.(f)	6.38%	03/01/2029	2,000	2,041,770
TransDigm, Inc.(f)	6.88%	12/15/2030	3,000	3,094,875
TransDigm, Inc.(f)	6.63%	03/01/2032	4,000	4,119,133
TransDigm, Inc.(f)	6.00%	01/15/2033	5,000	5,060,015
TransDigm, Inc.(f)	6.25%	01/31/2034	2,000	2,048,188
				29,700,832
Automobile Components-0.08%
Belron Group S.A. (United Kingdom)(f)	5.75%	10/15/2029	3,000	3,027,066
Clarios Global L.P./Clarios US Finance Co.(f)	6.75%	02/15/2030	2,430	2,513,325
				5,540,391
Commercial Services & Supplies-0.46%
Allied Universal Holdco LLC(f)	4.63%	06/01/2028	4,300	4,242,002
Allied Universal Holdco LLC(f)	4.63%	06/01/2028	5,000	4,929,945
Allied Universal Holdco LLC(f)	6.88%	06/15/2030	2,406	2,462,291
Allied Universal Holdco LLC(f)	7.88%	02/15/2031	17,597	18,413,413
Raven Acquisition Holdings LLC(f)	6.88%	11/15/2031	3,145	3,086,290
				33,133,941
Construction Materials-0.01%
Quikrete Holdings, Inc.(f)	6.38%	03/01/2032	810	825,332
Containers & Packaging-0.08%
Clydesdale Acquisition Holdings, Inc.(f)	6.88%	01/15/2030	5,000	4,922,100
Clydesdale Acquisition Holdings, Inc.(f)	6.75%	04/15/2032	738	710,087
				5,632,187
Diversified Telecommunication Services-0.03%
Altice France S.A. (France)(f)	6.88%	07/15/2032	1,982	1,937,085
Financial Services-0.52%
Focus Financial Partners LLC(f)	6.75%	09/15/2031	11,132	11,224,952
Jane Street Group/JSG Finance, Inc.(f)	4.50%	11/15/2029	500	489,754
Jane Street Group/JSG Finance, Inc.(f)	7.13%	04/30/2031	15,000	15,558,555
Jane Street Group/JSG Finance, Inc.(f)	6.13%	11/01/2032	7,000	7,021,474
Jane Street Group/JSG Finance, Inc.(f)	6.75%	05/01/2033	2,500	2,572,740
Osaic Holdings, Inc.(f)	6.75%	08/01/2032	500	505,131
				37,372,606
Ground Transportation-0.07%
Genesee & Wyoming, Inc.(f)	6.25%	04/15/2032	5,000	5,081,580
Health Care Equipment & Supplies-0.39%
Medline Borrower L.P.(f)	3.88%	04/01/2029	22,100	21,519,478
Medline Borrower L.P./Medline Co-Issuer, Inc.(f)	6.25%	04/01/2029	6,000	6,165,540
				27,685,018
Health Care Providers & Services-0.02%
Star Parent, Inc.(f)	9.00%	10/01/2030	1,600	1,681,701
Hotels, Restaurants & Leisure-0.47%
Caesars Entertainment, Inc.(f)	7.00%	02/15/2030	2,000	2,025,168
Caesars Entertainment, Inc.(f)	6.50%	02/15/2032	859	838,254
New Red Finance, Inc. (Canada)(f)	3.88%	01/15/2028	15,000	14,750,013
New Red Finance, Inc. (Canada)(f)	3.50%	02/15/2029	1,000	962,082
New Red Finance, Inc. (Canada)(f)	6.13%	06/15/2029	9,000	9,170,202
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hotels, Restaurants & Leisure-(continued)
New Red Finance, Inc. (Canada)(f)	5.63%	09/15/2029	$3,000	$3,026,140
New Red Finance, Inc. (Canada)(f)	4.00%	10/15/2030	3,000	2,845,460
				33,617,319
Insurance-0.65%
Acrisure LLC(f)	4.25%	02/15/2029	3,282	3,114,100
Acrisure LLC(f)	7.50%	11/06/2030	12,833	12,827,570
Acrisure LLC(f)	6.75%	07/01/2032	685	662,109
Alliant Holdings Intermediate LLC(f)	6.75%	04/15/2028	1,500	1,514,678
Alliant Holdings Intermediate LLC(f)	7.00%	01/15/2031	2,500	2,539,615
Alliant Holdings Intermediate LLC(f)	6.50%	10/01/2031	4,811	4,828,257
AmWINS Group LLC(f)	6.38%	02/15/2029	1,580	1,599,355
HUB International Ltd.(f)	7.25%	06/15/2030	18,900	19,409,053
				46,494,737
Machinery-0.03%
TK Elevator U.S. Newco, Inc. (Germany)(f)	5.25%	07/15/2027	2,199	2,202,359
Media-0.02%
CSC Holdings LLC(f)	6.50%	02/01/2029	2,000	1,176,896
Personal Care Products-0.09%
Opal Bidco SAS (France)(f)	6.50%	03/31/2032	6,225	6,346,717
Professional Services-0.12%
CoreLogic, Inc.(f)	4.50%	05/01/2028	9,100	8,944,424
Software-0.33%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(f)	8.00%	06/15/2029	1,500	795,000
Central Parent, Inc./CDK Global, Inc.(f)	7.25%	06/15/2029	2,500	1,312,500
Cloud Software Group, Inc.(f)	9.00%	09/30/2029	7,750	7,664,601
Cloud Software Group, Inc.(f)	8.25%	06/30/2032	5,658	5,559,402
Cloud Software Group, Inc.(f)	6.63%	08/15/2033	1,383	1,260,021
Oak-Eagle AcquireCo, Inc.(f)	7.25%	07/01/2033	1,752	1,828,110
SS&C Technologies Holdings, Inc.(f)	6.50%	06/01/2032	5,500	5,551,920
				23,971,554
Total U.S. Dollar Denominated Bonds & Notes (Cost $270,287,944)				271,344,679
			Shares
Common Stocks & Other Equity Interests-0.11%
Diversified Telecommunication Services-0.11%
Altice France S.A.(g) (Cost $6,400,658)			366,864	7,494,748

Money Market Funds-9.00%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.52%(h)(i) (Cost $644,328,988)			644,328,988	644,328,988
TOTAL INVESTMENTS IN SECURITIES-106.04% (Cost $7,660,593,798)				7,588,079,662
OTHER ASSETS LESS LIABILITIES-(6.04)%				(432,225,877)
NET ASSETS-100.00%				$7,155,853,785

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2026
(Unaudited)
Investment Abbreviations:
PIK	-Pay-in-Kind
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:
(a)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(b)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(d)	This variable rate interest will settle after May 31, 2026, at which time the interest rate will be determined.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2026 was $271,344,679, which represented 3.79% of the Fund’s Net Assets.

(g)	Non-income producing security.
(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$608,883,473	$7,015,150,806	$(6,979,705,291)	$-	$-	$644,328,988	$16,045,846

(i)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$-	$6,664,911,247	$-	$6,664,911,247
U.S. Dollar Denominated Bonds & Notes	-	271,344,679	-	271,344,679
Common Stocks & Other Equity Interests	-	7,494,748	-	7,494,748
Money Market Funds	644,328,988	-	-	644,328,988
Total Investments	$644,328,988	$6,943,750,674	$-	$7,588,079,662